Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Capital commitments [abstract]
Summary of Capital Expenditure Contracted But Not Yet Incurred
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	AS OF DECEMBER 31, 2021	AS OF JUNE 30, 2022
Capital	$15,641	$5,620
Inventory	43,573	9,871

Total	$59,214	$15,491